OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Other Current Assets
Schedule of other current assets

	December 31,
	2022	2021
Government authorities	$606	$388
Consumables	-	200
Prepaid expenses and other	950	1,178
Other current assets	$1,556	$1,766